Note 5 - Loans and Leases - Summary of Nonaccrual Loans and Leases (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Recorded investment, nonaccrual	$ 1,445	$ 2,767
Loans and leases past due over 90 days still accruing	161	170
Troubled debt restructurings	624	712
Commercial Portfolio Segment [Member]
Recorded investment, nonaccrual	121	532
Loans and leases past due over 90 days still accruing		60
Troubled debt restructurings	24	27
Commercial Real Estate Portfolio Segment [Member]
Recorded investment, nonaccrual	754	1,411
Loans and leases past due over 90 days still accruing
Troubled debt restructurings	228	257
Agricultural Real Estate [Member]
Recorded investment, nonaccrual	216	233
Loans and leases past due over 90 days still accruing
Troubled debt restructurings
Agriculture [Member]
Recorded investment, nonaccrual
Loans and leases past due over 90 days still accruing
Troubled debt restructurings
Consumer Portfolio Segment [Member]
Recorded investment, nonaccrual
Loans and leases past due over 90 days still accruing
Troubled debt restructurings
Residential 1 - 4 Family Real Estate [Member]
Recorded investment, nonaccrual	354	591
Loans and leases past due over 90 days still accruing	161	110
Troubled debt restructurings	372	428
Residential Home Equity [Member]
Recorded investment, nonaccrual
Loans and leases past due over 90 days still accruing
Troubled debt restructurings